Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
Operations and summary of significant accounting policies
Accumulated Other Comprehensive Income (Loss), net of tax

	December 31,
(Millions of dollars)	2011	2010	2009
Foreign currency translation	$206	$551	$603
Pension and other postretirement benefits	(6,568)	(4,695)	(4,439)
Derivative financial instruments	(10)	45	60
Retained interests	—	—	(3)
Available-for-sale securities	44	48	15
Total accumulated other comprehensive income (loss)	$(6,328)	$(4,051)	$(3,764)